Financial instruments - Schedule of detailed information about liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable and accrued liabilities	$ 42,526	$ 31,270
Debt	107,066	$ 74,780
Liquidity risk [Member] | Less than 6 months [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable and accrued liabilities	42,526
Debt	24,831
Commitments	3,939
Total	71,296
Liquidity risk [Member] | 6 months to 1 year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable and accrued liabilities	0
Debt	82,235
Commitments	519
Total	82,754
Liquidity risk [Member] | 1 to 3 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable and accrued liabilities	0
Debt	0
Commitments	21
Total	21
Liquidity risk [Member] | Over 3 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable and accrued liabilities	0
Debt	0
Commitments	0
Total	$ 0